Investment Objectives and Goals - BNY Mellon Large Cap Securities Fund, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth consistent with the preservation of capital.
Objective, Secondary [Text Block]	Current income is a secondary investment objective.